INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012	Dec. 13, 2011 MSRs Pool 1	Dec. 31, 2011 MSRs Pool 1	Dec. 31, 2013 MSRs Pool 1		Dec. 31, 2012 MSRs Pool 1		Dec. 13, 2011 MSRs Pool 1 As reported at 12/31/12	Jun. 05, 2012 MSRs Pool 2	Dec. 31, 2013 MSRs Pool 2		Dec. 31, 2012 MSRs Pool 2		Jun. 05, 2012 MSRs Pool 2 As reported at 12/31/12	Jun. 29, 2012 MSR Pools 3, 4 and 5	Sep. 30, 2013 MSRs Pool 5	Dec. 31, 2013 MSRs Pool 5		Dec. 31, 2012 MSRs Pool 5		Jun. 29, 2012 MSRs Pool 5 As reported at 12/31/12	May 20, 2013 MSRs Pool 11	Dec. 31, 2013 MSRs Pool 11	Sep. 23, 2013 MSRs Pool 12	Dec. 31, 2013 MSRs Pool 12		Dec. 31, 2013 MSRs Pool 18	Dec. 31, 2013 MSRs Pool 18		Dec. 31, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs	Jun. 29, 2012 MSRs As reported at 12/31/12	Dec. 31, 2013 MSRs Pool 3		Dec. 31, 2012 MSRs Pool 3		Jun. 29, 2012 MSRs Pool 3 As reported at 12/31/12	Dec. 31, 2013 MSRs Pool 4		Dec. 31, 2012 MSRs Pool 4		Jun. 29, 2012 MSRs Pool 4 As reported at 12/31/12
Percentage of Investment co-owned by Nationstar					35.00%						35.00%	35.00%					35.00%	35.00%							34.00%		20.00%			20.00%	20.00%						33.00%	35.00%
Percentage of Investment owned by New Residential					65.00%		65.00%		6.50%		65.00%	65.00%	65.00%		6.50%		65.00%	65.00%		80.00%	[1]	6.50%			66.00%	66.70%	40.00%	40.00%	[1]	40.00% [2]	40.00%	[2]					67.00%	65.00%	65.00%		6.50%			65.01%		6.50%
Amount invested					$ 43,700						$ 44,000	$ 42,300					$ 44,000	$ 176,500	$ 26,600						$ 2,400		$ 17,400			$ 17,000								$ 176,500
Percentage of loans in private label securitizations portfolio																		75.00%																				75.00%
Conforming loans in GSE pools of portfolio (percent)																		25.00%																				25.00%
Repurchase agreements		1,620,711	[3]	150,922
Additional percentage of investment purchased by New Residential																			15.00%
Percentage of Investment owned by Fortress-managed (affiliated funds)																											40.00%			40.00%	40.00%
Change in fair value of investments recorded in other income	367	53,332	[4]	9,023		400	4,219	[5]	5,569	[5]			3,971	[5]	1,045	[5]				21,113	[1],[5]	1,978	[5]			(11) [5]		60	[1],[5]		3	[2],[5]	53,332	[5]	9,023	[5]			5,408	[5]	2,856	[5]		2,929	[5]	1,019	[5]
Unpaid principal balance of underlying mortgage											$ 9,900,000						$ 10,400,000							$ 47,600,000														$ 63,700,000					$ 9,800,000					$ 6,300,000

[1]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR subsequent to December 31, 2013 (Note 18).
[2]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).
[3]	Represents our historical consolidated balance sheet at December 31, 2013.
[4]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[5]	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool. For the year ended December 31, 2011 the change in fair value recorded in other income relating to Pool 1 was $0.4 million.